PGIM Target Date 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 98.3%
Affiliated Mutual Funds
Domestic Equity — 44.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	125,670	$1,673,931
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	329,032	12,842,113
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	184,603	1,899,569
		16,415,613
Fixed Income — 28.2%
PGIM Core Conservative Bond Fund (Class R6)	217,619	1,808,418
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	266,024	1,835,568
PGIM TIPS Fund (Class R6)	379,968	3,119,536
PGIM Total Return Bond Fund (Class R6)	311,639	3,615,009
		10,378,531
International Equity — 25.6%
PGIM Global Real Estate Fund (Class R6)	102,165	1,842,033
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	150,727	1,737,885
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	428,128	5,873,909
		9,453,827

Total Long-Term Investments (cost $33,411,009)		36,247,971

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $652,088)	652,088	652,088

TOTAL INVESTMENTS 100.1% (cost $34,063,097)(wa)		36,900,059
Liabilities in excess of other assets (0.1)%		(24,999)

Net Assets 100.0%		$36,875,060

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds